Expense Example {- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund Retail PRO-08 - Fidelity® Contrafund® - Fidelity Contrafund-Retail Class	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002